Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Sales Related Shipping and Handling Expenses Not Separately Billed to Customers (Detail)
¥ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Selling general and administrative expenses [member]
Disclosure of income statement [line items]
Selling, general and administrative expenses	$ 31,684	¥ 211,971	¥ 208,197	¥ 159,023